Shareholder Report, Average Annual Return (Details)	12 Months Ended	30 Months Ended	60 Months Ended	83 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000211432
Average Annual Return [Line Items]
Line Graph and Table Measure Name	QRAFT AI-Enhanced U.S. Large Cap ETF
C000211433
Average Annual Return [Line Items]
Line Graph and Table Measure Name	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
C000246458
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LG QRAFT AI-Powered U.S. Large Cap Core ETF
Without Sales Load [Member] | C000211432
Average Annual Return [Line Items]
Average Annual Return, Percent	30.33%		10.85%	16.61%
Without Sales Load [Member] | C000211433
Average Annual Return [Line Items]
Average Annual Return, Percent	40.41%		9.99%	17.18%
Without Sales Load [Member] | C000246458
Average Annual Return [Line Items]
Average Annual Return, Percent	33.34%	24.60%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.05%		13.14%	16.13%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.05%		13.14%	16.13%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.05%	24.04%